Cash and due from banks - Breakdown of pledged deposits by country risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Interest-Bearing Deposits In Banks
Short-term deposits, classified as cash equivalents	$ 1,155,155	$ 1,736,008
Pledged deposits
Other cash and cash equivalents	$ 18,452	$ 39,460
Pledged Deposits Interest Rate Percentage	1.55	2.40
Time deposits [Member]
Interest-Bearing Deposits In Banks
Short-term deposits, classified as cash equivalents	$ 20,000	$ 50,000
Deposit Interest Rate Percentage	0.00%	0.00%
Demand Deposit [Member]
Interest-Bearing Deposits In Banks
Short-term deposits, classified as cash equivalents	$ 1,135,155	$ 1,686,008
Demand Deposit [Member] | Minimum
Interest-Bearing Deposits In Banks
Deposit Interest Rate Percentage	1.55%	2.43%
Demand Deposit [Member] | Maximum
Interest-Bearing Deposits In Banks
Deposit Interest Rate Percentage	5.10%	6.50%
NEW YORK
Pledged deposits
Other cash and cash equivalents	$ 3,500	$ 3,000
NETHERLANDS
Pledged deposits
Other cash and cash equivalents		494
SPAIN
Pledged deposits
Other cash and cash equivalents		8,740
France
Pledged deposits
Other cash and cash equivalents	1,770
Japan
Pledged deposits
Other cash and cash equivalents	1,470	2,451
Switzerland
Pledged deposits
Other cash and cash equivalents	9,567	8,697
United State of America
Pledged deposits
Other cash and cash equivalents	$ 5,645	$ 19,078
Mexico | Demand Deposit [Member] | Minimum
Interest-Bearing Deposits In Banks
Deposit Interest Rate Percentage	5.10%
Mexico | Demand Deposit [Member] | Maximum
Interest-Bearing Deposits In Banks
Deposit Interest Rate Percentage	6.50%